Change in Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Effects of voluntary change in accounting policy

Statements of Financial Position

As at January 1, 2017	As previously reported	Adjustment	Restated
Mineral property interests	$58,815	$(22,765)	$36,050
Accumulated other comprehensive income (loss)	(29)	11	(18)
Deficit	11,743	22,754	34,497

As at December 31, 2017	As previously reported	Adjustment	Restated
Mineral property interests	$95,986	$(58,728)	$37,258
Accumulated other comprehensive income (loss)	256	(196)	60
Deficit	12,073	58,924	70,997

Statements of Loss and Comprehensive Loss

Year ended December 31, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation costs	$-	$36,170	$36,170
Loss for the year	330	36,170	36,500
Unrealized currency (gain) loss on translation of foreign operations	285	(207)	78
Net comprehensive loss	615	35,963	36,578

Loss per share (basic and diluted)	$0.00	$0.48	$0.48

Statement of Cash Flows

Year ended December 31, 2017	As previously reported	Adjustment	Restated
Loss for the year	$330	$36,170	$36,500
Share-based compensation	1,071	767	1,838
Depreciation of fixed assets	-	253	253
Changes in non-cash working capital
Prepaid expenses and deposits	(901)	15	(886)
Accounts payable and accrued liabilities	140	139	279
Cash used in operating activities	(6,321)	(34,996)	(41,317)
Exploration and evaluation costs	(36,319)	36,319	-
Acquisition of mineral property interests	-	(1,323)	(1,323)
Cash used in investing activities	(36,222)	34,996	(1,226)